Intangible Assets - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 24, 2022	Sep. 25, 2021
Finite-Lived Intangible Assets [Line Items]
Intangibles, gross	$ 5,064	$ 5,438
Accumulated amortization	(4,414)	(4,274)
Intangibles, net	650	1,164
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangibles, gross	4,335	4,656
Accumulated amortization	(3,685)	(3,492)
Intangibles, net	650	1,164
Trademarks
Finite-Lived Intangible Assets [Line Items]
Intangibles, gross	729	782
Accumulated amortization	(729)	(782)
Intangibles, net	$ 0	$ 0